Commitments and Contingencies (Future annual principal payments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 5,143
2020	5,143
2021	5,143
2022	5,143
2023	5,143
Thereafter	1,428
Total	$ 27,143